Employee Benefits (Summary of Duration of Projected Benefit Obligation) (Details)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Principal pension plans [Member]
Disclosure Of Information About Maturity Profile Of Defined Benefit Obligation [Line Items]
Weighted-average duration	13 years	14 years
Principal post-retirement benefit plan [Member]
Disclosure Of Information About Maturity Profile Of Defined Benefit Obligation [Line Items]
Weighted-average duration	13 years	13 years
Other pension plans [Member]
Disclosure Of Information About Maturity Profile Of Defined Benefit Obligation [Line Items]
Weighted-average duration	11 years	11 years